Taxation - Schedule of Components of the Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Deferred tax assets:
Allowance for credit loss		$ 213,390	$ 510,542
Inventories write-down		37,746	36,193
Impairment of equipment			33,768
Net operating loss carry forwards		78,210	52,359
Deferred tax assets, gross		329,346	632,862
Less: valuation allowance		(78,210)	(59,879)
Deferred tax assets, net		251,136	572,983
Deferred tax liability:
Depreciation	[1]	138,220	506,111
Deferred tax liability, net		138,220	506,111
Net deferred tax asset:		$ 112,916	$ 66,872

[1]	The PRC income tax laws and regulations allow the Group to deduct certain machinery and equipment’s depreciation once for all at the time of purchase which is in excess of the related depreciation under accounting.